LOANS, FINANCING AND DEBENTURES - Interest and non-current funding (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current
Interest on financing	R$ 1,232,810	R$ 1,238,623
Non-current funding	3,525,437	2,096,406
Current borrowings	4,758,247	3,335,029
Non-current
Non-current funding	72,414,445	71,239,562
Non-current borrowings	72,414,445	71,239,562
Total
Interest on financing	1,232,810	1,238,623
Non-current funding	75,939,882	73,335,968
Total borrowings	R$ 77,172,692	R$ 74,574,591	R$ 79,628,629